UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

      /s/  Randall Abramson     Toronto, Ontario, Canada     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $110,914 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11562                      Trapeze Asset Management Inc.
02   28-12071                      Trapeze Capital Corp

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK MONTREAL QUE              COM              063671101      290     6700          DEFINED 01                  0     6700        0
BAYTEX ENERGY TR               TRUST UNIT       073176109     1022    42209          DEFINED 02                  0    42209        0
CANADIAN NAT RES LTD           COM              136385101      331     4824          DEFINED 01  02              0     4824        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101    18119  7295482          DEFINED 01  02              0  7295482        0
CANO PETE INC                  COM              137801106    12056  5219120          DEFINED 01  02              0  5219120        0
CDN IMPERIAL BK OF COMMERCE    COM              136069101      285     4961          DEFINED 01  02              0     4961        0
CISCO SYS INC                  COM              17275R102      352    15600          DEFINED 02                  0    15600        0
COMPUCREDIT CORP               COM              20478N100    11417  2912440          DEFINED 01  02              0  2912440        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     1721  4939000          DEFINED 01  02              0  4939000        0
DELL INC                       COM              24702R101      361    21900          DEFINED 02                  0    21900        0
DSW INC                        CL A             23334L102     6995   510550          DEFINED 01  02              0   510550        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      702    19204          DEFINED 01                  0    19204        0
FEI CO                         COM              30241L109      450    18900          DEFINED 02                  0    18900        0
GOLDCORP INC NEW               COM              380956409     1455    46200          DEFINED 01                  0    46200        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     1012     4200          DEFINED 02                  0     4200        0
LEGG MASON INC                 COM              524901105     7122   187125          DEFINED 01  02              0   187125        0
LORUS THERAPEUTICS INC NEW     COM              544192107      124  1763138          DEFINED 01  02              0  1763138        0
NEW GOLD INC CDA               COM              644535106      297    63900          DEFINED 02                  0    63900        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      524   123867          DEFINED 02                  0   123867        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      468    31100          DEFINED 01                  0    31100        0
RETAIL VENTURES INC            COM              76128Y102      156    40000          DEFINED 01                  0    40000        0
RUBY TUESDAY INC               COM              781182100    14884  2570584          DEFINED 01  02              0  2570584        0
SPDR GOLD TRUST                GOLD SHS         78463V107      568     6650          DEFINED 02                  0     6650        0
STORM CAT ENERGY CORP          COM              862168101     3819 12684676          DEFINED 01  02              0 12684676        0
SUNCOR ENERGY INC              COM              867229106      370     8930          DEFINED 02                  0     8930        0
TIM HORTONS INC                COM              88706M103      366    12545          DEFINED 01                  0    12545        0
TORONTO DOMINION BK ONT        COM NEW          891160509     1001    16602          DEFINED 01                  0    16602        0
TRANSALTA CORP                 COM              89346D107      213     7900          DEFINED 01                  0     7900        0
UNITED TECHNOLOGIES CORP       COM              913017109    14212   236625          DEFINED 01  02              0   236625        0
WALGREEN CO                    COM              931422109    10222   330162          DEFINED 01  02              0   330162        0